Revenue (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Revenue by Service Type
Revenue by service type

	Year ended March 31,
	2022	2021	2020
Industry-specific	$431,770	$372,505	$364,022
Finance and accounting	248,572	212,563	211,069
Customer experience services	189,615	154,368	192,466
Research and analytics	116,081	94,545	96,337
Auto claims	96,123	54,620	46,418
Others	27,639	24,042	17,946

Total	$1,109,800	$912,643	$928,258

Summary of Revenue by Industry
Revenue by industry

	Year ended March 31,
	2022	2021	2020
Insurance*	$332,335	$266,669	$257,586
Healthcare	196,614	172,878	146,622
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	149,884	139,449	152,973
Travel and leisure	163,849	129,231	166,766
Shipping and logistics	85,258	63,530	56,064
Hi-tech and professional services	69,278	56,386	49,698
Banking and financial services	64,034	42,555	40,485
Utilities	48,548	41,945	58,064

Total	$1,109,800	$912,643	$928,258

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Revenue by Contract Type
Revenue by contract type

	Year ended March 31,
	2022	2021	2020
Full-time-equivalent	$703,440	$592,868	$615,765
Transaction*	188,357	133,423	144,637
Subscription	102,859	98,176	83,135
Fixed price	63,570	42,371	43,518
Others	51,574	45,805	41,203

Total	$1,109,800	$912,643	$928,258

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Revenue by Delivery Location Explanatory
Revenue by delivery location

	Year ended March 31,
	2022	2021	2020
India	$555,796	$463,908	$476,078
United States	168,493	150,418	134,031
Philippines	143,238	119,855	130,350
UK*	127,826	72,178	60,244
South Africa	56,735	51,625	68,051
Sri Lanka	16,282	15,748	13,766
China	13,880	12,740	12,399
Romania	12,756	13,107	17,433
Spain	5,314	5,224	8,959
Poland	4,989	4,816	3,649
Costa Rica	3,643	3,024	3,298
Australia	848	—	—

Total	$1,109,800	$912,643	$928,258

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Movement in Contract Assets
The movement in contract assets during the year ended March 31, 2022 is as follows:

	As at
	March 31, 2022
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$8,112	$17,656	$9,121	$34,889
Additions during the year	5,209	17,923	10,811	33,943
Amortization/recognition during the year	(2,190)	(7,352)	(7,736)	(17,278)
Impairment loss recognized during the year	(46)	—	—	(46)
Translation adjustments	(240)	(866)	(400)	(1,506)

Closing balance	$10,845	$27,361	$11,796	$50,002

The movement in contract assets during the year ended March 31, 2021 is as follows:

	As at
	March 31, 2021
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$7,427	$19,006	$9,932	$36,365
Additions during the year	2,365	7,151	5,008	14,524
Amortization/recognition during the year	(1,816)	(9,216)	(6,725)	(17,757)
Impairment loss recognized during the year	(351)	—	—	(351)
Translation adjustments	487	715	906	2,108

Closing balance	$8,112	$17,656	$9,121	$34,889

Summary of Movement in Contract Liabilities

	As at
	March 31, 2022	March 31, 2021
Contract liabilities:
Payments in advance of services	$20,416	$24,874
Advance billings	6,307	4,241
Others	314	215

Total	$27,037	$29,330

Revenue recognized during the year ended March 31, 2022 and 2021, which was included in the contract liabilities balance at the beginning of the respective periods is as follows:

	As at
	March 31, 2022	March 31, 2021
Payments in advance of services	$9,114	$7,695
Advance billings	2,742	3,168
Others	136	492

Total	$11,992	$11,355

Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations
The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2022 and March 31, 2021 is as follows:

	As at March 31, 2022
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$15,141	$5,475	$2,086	$—	$22,702

	As at March 31, 2021
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$8,807	$7,842	$6,206	$14	$22,869